Cash and Cash Equivalents - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Restricted cash and cash equivalents	£ 160	£ 157